Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue		$ 88,236	$ 75,187	$ 176,379	$ 152,783
Operating expenses:
Cost of revenue	[1],[2]	26,820	24,905	54,193	50,624
Sales and marketing	[1]	11,107	13,103	25,867	29,148
Research and development	[1]	3,191	5,069	6,447	10,112
General and administrative	[1],[3]	10,106	4,540	20,977	9,882
Depreciation and amortization		819	48	1,647	103
Total operating expenses		52,043	47,665	109,131	99,869
Operating income		36,193	27,522	67,248	52,914
Other income (expense):
Interest expense	[4]	(426)	(436)	(835)	(898)
Interest income		3,829	4,249	7,260	7,379
Gain on foreign currency transactions		3,396	2,478	4,113	2,730
Gain (loss) on foreign currency remeasurement		(527)	(1,778)	3,062	388
Gain (loss) on short-term investments		(7)	(70)	(13)	(70)
Other, net		182	(47)	158	(94)
Total other income (expense), net		6,447	4,396	13,745	9,435
Income before income tax		42,640	31,918	80,993	62,349
Income tax (expense) benefit		(9,375)	(7,561)	(17,367)	(14,320)
Net income		33,265	24,357	63,626	48,029
Less: Net income attributable to noncontrolling interests		88	0	141	0
Net income attributable to DoubleDown Interactive Co., Ltd.		33,177	24,357	63,485	48,029
Other comprehensive income (expense):
Pension adjustments, net of tax		(29)	49	107	(108)
Loss on foreign currency translation		(2,079)	(166)	(5,165)	(1,347)
Other comprehensive income (expense)		(2,108)	(118)	(5,058)	(1,456)
Comprehensive income		31,157	24,239	58,568	46,573
Less: Comprehensive income attributable to noncontrolling interests		88	0	79	0
Comprehensive income attributable to DoubleDown Interactive Co., Ltd.		$ 31,069	$ 24,239	$ 58,489	$ 46,573
Earnings per share:
Basic (in dollars per share)		$ 13.39	$ 9.83	$ 25.62	$ 19.38
Diluted (in dollars per share)		$ 13.39	$ 9.83	$ 25.62	$ 19.38
Weighted average shares outstanding:
Basic (in shares)		2,477,672	2,477,672	2,477,672	2,477,672
Diluted (in shares)		2,477,672	2,477,672	2,477,672	2,477,672

[1]	Excluding depreciation and amortization.
[2]	Includes related party royalty expense of $622 and $698 for the three months ended June 30, 2024 and 2023, respectively, and $1,241 and $1,450 for the six months ended June 30, 2024 and 2023, respectively (see Note 12).
[3]	Includes related party rent and general and administrative expense of $1,517 and $345 for the three months ended June 30, 2024 and 2023, respectively, and $2,976 and $759 for the six months ended June 30, 2024 and 2023, respectively (see Note 12).
[4]	Includes related party interest expense of $411 and $436 for the three months ended June 30, 2024 and 2023, respectively, and $843 and $881 for the six months ended June 30, 2024 and 2023, respectively (see Note 12).